Marketable Securities - Summary of Amortized Cost, Gross Unrealized Gains, Gross Unrealized Losses, and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized cost	$ 232,309	$ 153,470
Unrealized Gains	256	352
Unrealized Losses	(152)	(27)
Fair Value	232,413	153,795
Marketable securities	232,413	146,902
Commercial paper
Marketable Securities [Line Items]
Amortized cost	1,494	53,482
Unrealized Gains	0	23
Unrealized Losses	0	(12)
Fair Value	1,494	53,493
U.S. Treasuries
Marketable Securities [Line Items]
Amortized cost	61,891	4,896
Unrealized Gains	19	1
Unrealized Losses	(53)	0
Fair Value	61,857	4,897
Marketable securities	232,413
U.S. Government agencies
Marketable Securities [Line Items]
Amortized cost	93,987	28,366
Unrealized Gains	89	39
Unrealized Losses	(98)	(7)
Fair Value	93,978	28,398
Corporate bonds
Marketable Securities [Line Items]
Amortized cost	74,937	66,726
Unrealized Gains	148	289
Unrealized Losses	(1)	(8)
Fair Value	$ 75,084	67,007
Cash and cash equivalents
Marketable Securities [Line Items]
Fair Value		$ 6,893